Eaton Vance
New York Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 0.5%
Security	Principal Amount (000's omitted)	Value
Other — 0.5%
YMCA of Greater New York, 2.303%, 8/1/26	$1,000	$ 953,574
Total Corporate Bonds (identified cost $920,198)		$ 953,574

Tax-Exempt Municipal Obligations — 142.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.6%
New York State Environmental Facilities Corp., (State Revolving Fund):
Green Bonds, 5.00%, 9/15/47	$135	$ 145,314
Green Bonds, 5.00%, 9/15/47(1)	2,700	2,906,307
		$ 3,051,621
Education — 7.7%
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.00%, 6/1/32(2)	$375	$ 392,831
Build NYC Resource Corp., NY, (Grand Concourse Academy Charter School), 5.00%, 7/1/52	700	701,463
Monroe County Industrial Development Corp., NY, (True North Rochester Preparatory Charter School), 5.00%, 6/1/50(2)	1,180	1,189,110
Monroe County Industrial Development Corp., NY, (University of Rochester):
4.00%, 7/1/50	7,000	6,643,210
5.00%, 7/1/53	1,235	1,319,153
New York Dormitory Authority, (Cornell University), 5.50%, 7/1/54	1,000	1,122,500
New York Dormitory Authority, (New York University), 4.00%, 7/1/39	1,250	1,265,825
New York Dormitory Authority, (Pace University):
5.25%, 5/1/43	450	485,298
5.25%, 5/1/44	450	483,768
Schenectady County Capital Resource Corp., NY, (Union College), 5.25%, 7/1/52	375	405,566
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence):
5.00%, 10/15/39	395	400,167
5.00%, 10/15/49	80	78,764
		$ 14,487,655
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 11.8%
Long Island Power Authority, NY, Electric System Revenue, Green Bonds, 5.00%, 9/1/48	$7,500	$ 8,018,550
New York Power Authority, Green Bonds, 4.00%, 11/15/50(1)	11,500	11,088,300
Utility Debt Securitization Authority, NY:
Green Bonds, 5.00%, 12/15/49	2,000	2,162,860
Green Bonds, 5.00%, 12/15/50	1,000	1,092,800
		$ 22,362,510
General Obligations — 16.4%
New York, 5.00%, 3/15/41	$4,065	$ 4,533,613
New York, NY:
4.00%, 4/1/50	1,930	1,855,386
5.00%, 8/1/47(1)	10,000	10,565,000
5.00%, 8/1/51(1)	10,000	10,654,500
Puerto Rico, 4.00%, 7/1/46	1,000	930,070
Washingtonville Central School District, NY:
0.05%, 6/15/35	750	481,275
0.05%, 6/15/36	950	582,264
0.05%, 6/15/37	950	554,582
0.05%, 6/15/38	950	527,934
0.05%, 6/15/39	695	364,882
		$ 31,049,506
Hospital — 8.3%
Brookhaven Local Development Corp., NY, (Long Island Community Hospital), 3.375%, 10/1/40	$1,500	$ 1,327,920
Genesee County Funding Corp., NY, (Rochester Regional Health Obligation), 5.25%, 12/1/52	1,000	1,039,580
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 4.00%, 11/1/47	2,200	1,671,538
New York Dormitory Authority, (Maimonides Medical Center), 3.00%, 2/1/50	1,975	1,541,033
New York Dormitory Authority, (Montefiore Obligated Group), 5.50%, 11/1/47	500	538,760
New York Dormitory Authority, (Northwell Health Obligated Group):
4.00%, 5/1/54	6,000	5,634,600
5.00%, 5/1/52	2,330	2,434,408
New York Dormitory Authority, (NYU Langone Hospitals Obligated Group), 4.00%, 7/1/50	1,500	1,418,010
		$ 15,605,849
Housing — 9.8%
New York City Housing Development Corp., NY:
Sustainable Development Bonds, 2.75%, 5/1/51	$3,000	$ 2,105,580

Eaton Vance
New York Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
New York City Housing Development Corp., NY: (continued)
Sustainable Development Bonds, 4.50%, 8/1/54	$1,000	$ 986,670
Sustainable Development Bonds, 4.55%, 11/1/54	2,000	1,989,620
Sustainable Development Bonds, 4.95%, 11/1/58	1,000	1,018,580
Sustainable Neighborhood Bonds, 3.40%, 11/1/39	815	737,999
Sustainable Neighborhood Bonds, 3.55%, 11/1/44	945	836,089
Sustainable Neighborhood Bonds, 3.70%, 11/1/38	850	804,619
Sustainable Neighborhood Bonds, 3.80%, 11/1/43	1,305	1,198,042
New York Housing Finance Agency:
(FHLMC), (FNMA), (GNMA), 3.20%, 11/1/46	1,075	860,924
(FHLMC), (FNMA), (GNMA), 4.00%, 11/1/42	500	491,135
Green Bonds, (FNMA), 3.95%, 11/1/37	1,000	973,150
New York Mortgage Agency:
Social Bonds, 4.55%, 10/1/49	4,000	4,011,440
Social Bonds, 5.00%, 10/1/53	2,500	2,541,175
		$ 18,555,023
Industrial Development Revenue — 3.9%
New York Liberty Development Corp., (Goldman Sachs Group, Inc.):
5.25%, 10/1/35	$895	$ 1,019,038
5.50%, 10/1/37	1,440	1,680,495
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment):
(AMT), 5.00%, 1/1/36	1,000	1,020,460
(AMT), 5.00%, 10/1/40	2,665	2,726,455
(AMT), 6.00%, 4/1/35	760	846,784
		$ 7,293,232
Insured - Education — 0.8%
New York Dormitory Authority, (CUNY Student Housing), (AMBAC), (BAM), 5.50%, 7/1/35	$1,345	$ 1,548,499
		$ 1,548,499
Insured - Electric Utilities — 2.5%
New York Power Authority, Green Transmission Revenue:
(AGM), 4.00%, 11/15/47	$3,750	$ 3,629,137
(AGM), 5.00%, 11/15/48	1,000	1,075,400
		$ 4,704,537
Insured - General Obligations — 5.0%
Nassau County, NY:
(AGM), 4.00%, 4/1/47	$2,125	$ 2,095,590
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Nassau County, NY: (continued)
(AGM), 5.00%, 7/1/40(1)	$7,110	$ 7,425,968
		$ 9,521,558
Insured - Hospital — 2.3%
New York Dormitory Authority, (Montefiore Obligated Group), (BAM), 4.00%, 9/1/50	$1,000	$ 932,840
New York Dormitory Authority, (White Plains Hospital Obligated Group), (AGC), 5.50%, 10/1/54	2,750	3,037,705
Westchester County Local Development Corp., NY, (Westchester Medical Center Obligated Group), (AGM), 5.75%, 11/1/49	250	277,480
		$ 4,248,025
Insured - Lease Revenue/Certificates of Participation — 1.9%
Ulster County Resource Recovery Agency, NY, Solid Waste System, (AMBAC), 0.00%, 3/1/25	$3,635	$ 3,613,626
		$ 3,613,626
Insured - Other Revenue — 2.0%
New York City Industrial Development Agency, NY, (Queens Baseball Stadium), (AGM), 3.00%, 1/1/46	$4,785	$ 3,740,243
		$ 3,740,243
Insured - Transportation — 2.8%
Metropolitan Transportation Authority, NY:
Green Bonds, (AGM), 4.00%, 11/15/48	$4,000	$ 3,795,600
Green Bonds, (BAM), 4.00%, 11/15/48	1,500	1,425,495
		$ 5,221,095
Lease Revenue/Certificates of Participation — 0.4%
New York Transportation Development Corp., (JFK Airport Terminal 6 Redevelopment), Green Bonds, (AGC), (AMT), 5.25%, 12/31/54	$675	$ 716,445
		$ 716,445
Other Revenue — 1.1%
Hudson Yards Infrastructure Corp., NY, Green Bonds, 4.00%, 2/15/41	$2,000	$ 2,017,160
		$ 2,017,160
Senior Living/Life Care — 0.5%
Brookhaven Local Development Corp., NY, (Jefferson's Ferry), 5.25%, 11/1/36	$970	$ 993,037

Eaton Vance
New York Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Southold Local Development Corp., NY, (Peconic Landing at Southold, Inc.), 4.00%, 12/1/45	$25	$ 21,927
		$ 1,014,964
Special Tax Revenue — 37.6%
Metropolitan Transportation Authority, NY, Green Bonds, 5.00%, 11/15/49	$3,000	$ 3,223,890
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/45	1,000	976,080
5.00%, 2/1/47	5,000	5,308,100
5.00%, 5/1/50	1,500	1,613,160
5.00%, 5/1/53(1)	10,000	10,626,000
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 3/15/46(1)	10,000	10,640,100
New York Dormitory Authority, Sales Tax Revenue:
4.00%, 3/15/43	2,000	1,954,120
4.00%, 3/15/49	1,000	965,390
New York State Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/44(1)	10,000	10,559,200
New York State Urban Development Corp., Sales Tax Revenue:
4.00%, 3/15/45	3,000	2,906,010
5.00%, 3/15/48	1,850	1,981,831
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	3,500	3,493,665
Triborough Bridge and Tunnel Authority, NY, Payroll Mobility Tax:
Series 2021C, 5.00%, 5/15/51	3,000	3,163,140
Green Bonds, 5.25%, 11/15/42	1,000	1,116,270
Green Bonds, 5.25%, 5/15/47(1)	7,500	8,147,325
Triborough Bridge and Tunnel Authority, NY, Sales Tax Revenue:
4.00%, 5/15/48	2,510	2,438,490
4.125%, 5/15/64	2,000	1,948,140
		$ 71,060,911
Transportation — 17.3%
Metropolitan Transportation Authority, NY:
5.25%, 11/15/55	$1,650	$ 1,655,016
Green Bonds, 4.00%, 11/15/45	1,000	953,030
Green Bonds, 4.75%, 11/15/45	1,205	1,231,028
New York State Thruway Authority, 4.00%, 1/1/45	2,625	2,559,322
New York Transportation Development Corp., (John F. Kennedy International Airport New Terminal One):
Green Bonds, (AMT), 5.50%, 6/30/54	1,000	1,049,690
Green Bonds, (AMT), 6.00%, 6/30/54	1,925	2,060,193
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 4.00%, 7/1/33	$835	$ 818,108
(AMT), 5.00%, 7/1/41	2,150	2,150,043
(AMT), 5.00%, 7/1/46	1,000	999,960
(AMT), 5.25%, 1/1/50	1,240	1,239,975
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport), (AMT), 4.00%, 12/1/42	1,000	925,020
Port Authority of New York and New Jersey, (AMT), 5.00%, 8/1/37	1,250	1,334,263
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(1)	15,000	15,725,850
		$ 32,701,498
Water and Sewer — 9.0%
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
5.00%, 6/15/47(1)	$4,000	$ 4,283,080
5.00%, 6/15/51(1)	10,000	10,543,900
5.25%, 6/15/48	2,000	2,190,340
		$ 17,017,320
Total Tax-Exempt Municipal Obligations (identified cost $270,725,306)		$269,531,277

Taxable Municipal Obligations — 1.3%
Security	Principal Amount (000's omitted)	Value
Education — 0.8%
Build NYC Resource Corp., NY, (New World Preparatory Charter School), 4.375%, 6/15/25	$50	$ 49,860
New York Dormitory Authority, (Iona College), 4.127%, 7/1/49	2,000	1,402,440
		$ 1,452,300

Eaton Vance
New York Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 0.5%
Oneida Indian Nation of New York, 8.00%, 9/1/40(2)	$1,000	$ 976,880
		$ 976,880
Total Taxable Municipal Obligations (identified cost $3,027,540)		$ 2,429,180
Total Investments — 144.5% (identified cost $274,673,044)		$272,914,031
Other Assets, Less Liabilities — (44.5)%		$(84,036,284)
Net Assets — 100.0%		$188,877,747
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $2,558,821 or 1.4% of the Fund's net assets.
The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 6.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association

The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 953,574	$ —	$ 953,574
Tax-Exempt Municipal Obligations	—	269,531,277	—	269,531,277
Taxable Municipal Obligations	—	2,429,180	—	2,429,180
Total Investments	$ —	$272,914,031	$ —	$272,914,031
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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